Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, by level within the fair value hierarchy (in thousands):
Fair value measured as of June 30, 2023
		Quoted prices in	Significant other	Significant
	Fair value at June 30,	active markets	observable inputs	unobservable inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$194	$-	$-	$194
Fair value measured as of December 31, 2022
		Quoted prices in	Significant other	Significant
	Fair value at December 31,	active markets	observable inputs	unobservable inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$129	$-	$-	$129

Schedule of Changes in Level 3 Liabilities Measured at Fair Value	The following table presents changes in Level 3 liabilities measured at fair value for the three and six months ended June 30, 2023 and 2022 (in thousands).
Balance - January 1, 2023	$129
Change in fair value	(16)
Balance - March 31, 2023	$113
Change in fair value	81
Balance - June 30, 2023	$194

Balance - January 1, 2022	$186
Change in fair value	(66)
Balance - March 31, 2022	$120
Change in fair value	38
Balance - June 30, 2022	$158

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:
	June 30,	December 31,
	2023	2022
Strike price (per share)	$0.75	$0.71
Contractual term (years)	4.0	4.5
Volatility (annual)	71.2%	72.6%
Risk-free rate	4.1%	4.0%
Dividend yield (per share)	0.0%	0.0%